Note 6 - Other Real Estate Owned	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Real Estate Owned [Text Block]

NOTE 6 – OTHER REAL ESTATE OWNED

The aggregate carrying amount of other real estate owned at December 31, 2014 and 2013 was $3,686,000 and $5,249,000, respectively. All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure. The following table details the change in this balance during 2014 and 2013.

(Dollars in thousands)	Year Ended December 31
	2014	2013
Real estate acquired in settlement of loans, beginning of period	$5,249	$9,619
New real estate acquired in settlement of loans at lower of fair value or principal balance	747	438
Capital expenditures on real estate acquired in settlement of loans	14	88
Sales of real estate acquired in settlement of loans	(2,622)	(5,226)
Gains on sale of real estate acquired in settlement of loans	641	339
Deferral (recognition of gains previously deferred) of gain on sale of real estate acquired in settlement of loans	(337)	66
Less: Impairment recognized	(6)	(75)
Real estate acquired in settlement of loans, end of period	$3,686	$5,249

The types of property in other real estate owned at December 31, 2014 and 2013 included commercial office properties, commercial lots, residential 1-4 family lots and homes under construction, and residential 1-4 family homes. The largest single property type of other real estate owned in both periods presented was construction and land development, totaling $2,777,000 and $3,421,000 at December 31, 2014 and 2013, respectively.

During 2014 and 2013, the Company recorded sales proceeds on other real estate owned totaling $2,622,000 and $5,226,000, respectively. Sales proceeds on other real estate owned for which the Company made loans to facilitate the sale of the property during 2014 and 2013 totaled $1,557,000 and $2,285,000, respectively. The gross loans to facilitate these sales during 2014 and 2013 totaled $1,453,000 and $2,150,000, respectively. During the year ended December 31, 2013, the Company realized deferred gains related to loans to facilitate sales totaling $66,000. During 2014, the Company recognized as income $337,000 of gains previously deferred from sales that occurred prior to 2014.

During 2014 and 2013, the Company recognized $6,000 and $75,000, respectively, of impairment expense on other real estate owned. These impairments were the result of periodic reappraisals of the properties and management’s estimates of short term liquidation values. At December 31, 2014 and 2013, the carrying amount of other real estate owned included valuation allowances totaling $121,000 and $234,000, respectively. These amounts were reflective of impairments taken on individual properties still held by the Company as of these two dates.